BLACKROCK MUNICIPAL INCOME TRUST II

AMENDMENT TO

STATEMENT OF PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”)

DATED DECEMBER 15, 2011

(THE “STATEMENT OF PREFERENCES”)

The undersigned officer of BlackRock Municipal Income Trust II (the “Trust”), a Delaware statutory trust, hereby certifies as follows:

1.    The Board of Trustees of the Trust (with the consent of the Holders (as defined in the Statement of Preferences) of the VMTP Shares required under Section 5 of the Statement of Preferences) has adopted resolutions to amend the Statement of Preferences as follows:

a.                The Statement of Preferences of the Trust is hereby amended by deleting the recitals in their entirety and replacing them with the following as of April 12, 2021:

FIRST:  Pursuant to authority expressly vested in the Board of Trustees of the Trust by Article VI of the Trust’s Agreement and Declaration of Trust (the “Charter”), the Board of Trustees of the Trust, by resolution duly adopted on December 14, 2011, approved the issuance of 1,513 preferred shares of beneficial interest in the Trust, par value $0.001 per share, as Variable Rate Muni Term Preferred Shares (together with any Variable Rate Muni Term Preferred Shares approved and issued after December 14, 2011, the “VMTP Preferred Shares”). The VMTP Preferred Shares may be issued in one or more series, as designated and authorized by the Board of Trustees or a duly authorized committee thereof from time to time ( each series of VMTP Preferred Shares that may be authorized and issued, a “Series”).

SECOND:  Pursuant to authority expressly vested in the Board of Trustees of the Trust by Article VI of the Charter, the Board of Trustees of the Trust, by resolution duly adopted on June 16, 2020, and by written consent duly adopted on February 27, 2021, approved the issuance of 1,514 additional VMTP Preferred Shares.

THIRD: The preferences (including liquidation preference), voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, of the shares of each Series of VMTP Preferred Shares are as follows or as set forth in an amendment to these Statement of Preferences or otherwise in the Charter (each such Series being referred to herein as a “Series of VMTP Preferred Shares”):

b.               The Statement of Preferences of the Trust is hereby amended by deleting “Designation” in its entirety and replacing it with the following as of April 12, 2021:

DESIGNATION

Series W-7: A series of preferred shares of beneficial interest in the Trust, par value $0.001 per share, liquidation preference $100,000 per share, was previously authorized and designated “Series W-7 VMTP Preferred Shares”.  The number of Series W-7 VMTP Preferred Shares approved for issuance is 3,027.  Each Series W-7 VMTP Preferred Share shall be issued on a date or dates determined by the Board of Trustees of the Trust or pursuant to their delegated authority; have an Applicable Rate commencing on April 12, 2021 that is initially equal to the sum of 0.95% per annum plus 75% of the one-month LIBOR Rate (as defined herein); and have such other preferences, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, required by Applicable Law and that are expressly set forth in this Statement of Preferences and the Declaration of Trust. The Series W-7 VMTP Preferred Shares shall constitute a separate series of preferred shares of beneficial interest in the Trust and, except as otherwise provided herein, each Series W-7 VMTP Preferred Share shall be identical. Except as otherwise provided with respect to any additional Series of VMTP Preferred Shares or unless the context requires otherwise, the terms and conditions of this Statement of Preferences apply to each Series of VMTP Preferred Shares and each share of each Series.

c.                The Statement of Preferences of the Trust is hereby amended by deleting the definitions of  “Date of Original Issue,” “Dividend Period,” “Registration Rights Agreement” and “Statement of Preferences” and replacing them with the following definitions as of April 12, 2021:

“Date of Original Issue” means, with respect to each share of a Series of VMTP Preferred Shares, the date on which the Trust issued such VMTP Preferred Share.

“Dividend Period” means, with respect to the Series W-7 VMTP Preferred Shares, in the case of the first Dividend Period for the shares of such Series issued on April 12, 2021, the period beginning on April 12, 2021 and ending on and including April 30, 2021, and in the case of each subsequent Dividend Period for all shares of such Series, the period beginning on and including the first calendar day of the month following the month in which the previous Dividend Period ended and ending on and including the last calendar day of such month.

“Registration Rights Agreement” means the amended and restated registration rights agreement dated as of the Closing Date between the Trust and the JPMorgan Chase Bank, N.A, as amended, modified or supplemented from time to time.

“Statement of Preferences” means this Statement of Preferences of the VMTP Preferred Shares, as amended, modified or supplemented from time to time.

d.               The Statement of Preferences of the Trust is hereby amended by deleting Section 1 in its entirety and replacing it with the following as of April 12, 2021:

1.         Number of Authorized Shares.

(a)        Authorized Shares. The number of authorized shares of VMTP Preferred Shares is 3,027.

(b)       Capitalization. So long as any VMTP Preferred Shares are Outstanding, the Trust shall not, issue (i) any class or series of shares ranking prior to or on a parity with VMTP Preferred Shares with respect to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up of the affairs, or (ii) any other “senior security” (as defined in the 1940 Act as of the Date of Original Issue) of the Trust other than the Trust’s use of tender option bonds, futures, forwards, swaps and other derivative transactions, except as may be issued in connection with any issuance of preferred shares or other senior securities some or all of the proceeds from which issuance are used to redeem all of the Outstanding VMTP Preferred Shares (provided that the Trust delivers the proceeds from such issuance necessary to redeem all of the Outstanding VMTP Preferred Shares to the Redemption and Paying Agent for investment in Deposit Securities for the purpose of redeeming such VMTP Preferred Shares and issues a Notice of Redemption and redeems such VMTP Preferred Shares as soon as practicable in accordance with the terms of this Statement of Preferences).  For the avoidance of doubt, the foregoing restrictions on issuance set forth in this paragraph (b) shall not apply to the issuance of any shares of any Series of VMTP Preferred Shares.

2.     Except as amended hereby, the Statement of Preferences remains in full force and effect.

3.     An original copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

[Signature Page Follows]

IN  WITNESS  WHEREOF,  BlackRock  Municipal  Income  Trust  II   has   caused  these  presents to be signed as of April 6, 2020 in its name and on its behalf by its Vice   President and attested by its Secretary. Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are  not  binding  upon any such officers, or the trustees or shareholders of the Trust, individually,   but are binding only upon the assets and property of the Trust.

BLACKROCK MUNICIPAL INCOME TRUST II

                                                                                                         By: /s/ Jonathan Diorio

       Name:  Jonathan Diorio

Title:     Vice President

ATTEST:

By:  /s/ Janey Ahn________________

Name: Janey Ahn

Title:   Secretary

[Signature Page – BLE Amendment to Statement of Preferences]